Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2012
Basis of consolidation and accounting for investments in affiliated companies

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of the parent company and those of its majority-owned subsidiary companies. All significant intercompany transactions and accounts have been eliminated. Investments in affiliated companies in which Toyota exercises significant influence, but which it does not control, are stated at cost plus equity in undistributed earnings. Consolidated net income includes Toyota’s equity in current earnings of such companies, after elimination of unrealized intercompany profits. Investments in such companies are reduced to net realizable value if a decline in market value is determined other-than-temporary. Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost. The accounts of variable interest entities as defined by U.S.GAAP are included in the consolidated financial statements, if applicable.

Estimates

Estimates -

The preparation of Toyota’s consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. The more significant estimates include: product warranties, liabilities accrued for recalls and other safety measures, allowance for doubtful accounts and credit losses, residual values for leased assets, impairment of long-lived assets, pension costs and obligations, fair value of derivative financial instruments, other-than-temporary losses on marketable securities, litigation liabilities and valuation allowance for deferred tax assets.

Translation of foreign currencies

Translation of foreign currencies -

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end current exchange rates and all income and expense accounts of those subsidiaries are translated at the average exchange rates for each period. The foreign currency translation adjustments are included as a component of accumulated other comprehensive income.

Foreign currency receivables and payables are translated at appropriate year-end current exchange rates and the resulting transaction gains or losses are recorded in operations currently.

Revenue recognition

Revenue recognition -

Revenues from sales of vehicles and parts are generally recognized upon delivery which is considered to have occurred when the dealer has taken title to the product and the risk and reward of ownership have been substantively transferred, except as described below.

Toyota’s sales incentive programs principally consist of cash payments to dealers calculated based on vehicle volume or a model sold by a dealer during a certain period of time. Toyota accrues these incentives as revenue reductions upon the sale of a vehicle corresponding to the program by the amount determined in the related incentive program.

Revenues from the sales of vehicles under which Toyota conditionally guarantees the minimum resale value are recognized on a pro rata basis from the date of sale to the first exercise date of the guarantee in a manner similar to operating lease accounting. The underlying vehicles of these transactions are recorded as assets and are depreciated in accordance with Toyota’s depreciation policy.

Revenues from retail financing contracts and finance leases are recognized using the effective yield method. Revenues from operating leases are recognized on a straight-line basis over the lease term.

The sale of certain vehicles includes a determinable amount for the contract, which entitles customers to free vehicle maintenance. Such revenues from free maintenance contracts are deferred and recognized as revenue over the period of the contract, which approximates the pattern of the related costs.

Other costs

Other costs -

Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥304,375 million, ¥308,903 million and ¥304,713 million ($3,707 million) for the years ended March 31, 2010, 2011 and 2012, respectively.

Toyota generally warrants its products against certain manufacturing and other defects. Provisions for product warranties are provided for specific periods of time and/or usage of the product and vary depending upon the nature of the product, the geographic location of the sale and other factors. Toyota records a provision for estimated product warranty costs at the time the related sale is recognized based on estimates that Toyota will incur to repair or replace product parts that fail while under warranty. The amount of accrued estimated warranty costs is primarily based on historical experience as to product failures as well as current information on repair costs. The amount of warranty costs accrued also contains an estimate of warranty claim recoveries to be received from suppliers.

In addition to product warranties above, Toyota accrues for costs of recalls and other safety measures based on management’s estimates when it is probable a liability has been incurred and the amount of loss can be reasonably estimated. Prior to the fourth quarter of fiscal 2010, amounts were accrued based on individual occurrences of recalls and other safety measures. During the fourth quarter of fiscal 2010, as a result of significant changes in facts and circumstances, Toyota has employed an estimation model, to accrue at the time of vehicle sale, an amount that represents management’s best estimate of expenses related to future recalls and other safety measures. The estimation model for recalls and other safety measures takes into account Toyota’s historical experience and individual occurrences of recalls and other safety measures. This change resulted from Toyota’s fiscal 2010 experience with recalls and other safety measures changes in the operating processes such as the establishment of the Special Committee for Global Quality to address quality-related matters, as well as the broadening of the number of vehicles subject to recalls and other safety measures.

Litigation liabilities are established to cover probable losses on various lawsuits based on the information currently available. Attorneys’ fees are expensed as incurred.

Research and development costs are expensed as incurred. Research and development costs were ¥725,345 million, ¥730,340 million and ¥779,806 million ($9,488 million) for the years ended March 31, 2010, 2011 and 2012, respectively.

Cash and cash equivalents

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments with original maturities of three months or less, that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Marketable securities

Marketable securities -

Marketable securities consist of debt and equity securities. Debt and equity securities designated as available-for-sale are carried at fair value with unrealized gains or losses included as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Individual securities classified as available-for-sale are reduced to net realizable value for other-than-temporary declines in market value. In determining if a decline in value is other-than-temporary, Toyota considers the length of time and the extent to which the fair value has been less than the carrying value, the financial condition and prospects of the company and Toyota’s ability and intent to retain its investment in the company for a period of time sufficient to allow for any anticipated recovery in market value. Realized gains and losses, which are determined on the average-cost method, are reflected in the statement of income when realized.

Security investments in non-public companies

Security investments in non-public companies -

Security investments in non-public companies are carried at cost as fair value is not readily determinable. If the value of a non-public security investment is estimated to have declined and such decline is judged to be other-than-temporary, Toyota recognizes the impairment of the investment and the carrying value is reduced to its fair value. Determination of impairment is based on the consideration of such factors as operating results, business plans and estimated future cash flows. Fair value is determined principally through the use of the latest financial information.

Finance receivables

Finance receivables -

Finance receivables recorded on Toyota’s balance sheet are comprised of the unpaid principal balance, plus accrued interest, less charge-offs, net of any unearned income and deferred origination costs and the allowance for credit losses. Deferred origination costs are amortized so as to approximate a level rate of return over the term of the related contracts.

The determination of portfolio segments is based primarily on the qualitative consideration of the nature of Toyota’s business operations and finance receivables. The three portfolio segments within finance receivables are as follows:

Retail receivables portfolio segment -

The retail receivables portfolio segment consists of retail installment sales contracts acquired mainly from dealers (“auto loans”) including credit card loans. These contracts acquired must first meet specified credit standards. Thereafter, Toyota retains responsibility for contract collection and administration.

The contract periods of auto loans primarily range from 2 to 7 years. Toyota acquires security interests in the vehicles financed and has the right to repossess vehicles if customers fail to meet their contractual obligations. Almost all auto loans are non-recourse, which relieves the dealers from financial responsibility in the event of repossession.

Toyota classifies retail receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables, the similarity of the credit risks, and the quantitative materiality.

Finance lease receivables portfolio segment -

Toyota acquires new vehicle lease contracts originated primarily through dealers. The contract periods of these primarily range from 2 to 5 years. Lease contracts acquired must first meet specified credit standards after which Toyota assumes ownership of the leased vehicle. Toyota is responsible for contract collection and administration during the lease period.

Toyota is generally permitted to take possession of the vehicle upon a default by the lessee. The residual value is estimated at the time the vehicle is first leased. Vehicles returned to Toyota at the end of their leases are sold by auction.

Toyota classifies finance lease receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables and the similarity of the credit risks.

Wholesale and other dealer loan receivables portfolio segment -

Toyota provides wholesale financing to qualified dealers to finance inventories. Toyota acquires security interests in vehicles financed at wholesale. In cases where additional security interests would be required, Toyota takes dealership assets or personal assets, or both, as additional security. If a dealer defaults, Toyota has the right to liquidate any assets acquired and seek legal remedies.

Toyota also makes term loans to dealers for business acquisitions, facilities refurbishment, real estate purchases and working capital requirements. These loans are typically secured with liens on real estate, other dealership assets and/or personal assets of the dealers.

Toyota classifies wholesale and other dealer loan receivables portfolio segment into three classes of wholesale, real estate and working capital, based on the risk characteristics associated with the underlying finance receivables.

A receivable account balance is considered impaired when, based on current information and events, it is probable that Toyota will be unable to collect all amounts due according to the terms of the contract. Factors such as payment history, compliance with terms and conditions of the underlying loan agreement and other subjective factors related to the financial stability of the borrower are considered when determining whether a loan is impaired. Impaired finance receivables include certain nonaccrual receivables for which a specific reserve has been assessed. An account modified as a troubled debt restructuring is considered to be impaired. A troubled debt restructuring occurs when an account is modified through a concession to a borrower experiencing financial difficulty.

All classes of wholesale and other dealer loan receivables portfolio segment are placed on nonaccrual status when full payment of principal or interest is in doubt, or when principal or interest is 90 days or more contractually past due, whichever occurs first. Collateral dependent loans are placed on nonaccrual status if collateral is insufficient to cover principal and interest. Interest accrued but not collected at the date a receivable is placed on nonaccrual status is reversed against interest income. In addition, the amortization of net deferred fees is suspended.

Interest income on nonaccrual receivables is recognized only to the extent it is received in cash. Accounts are restored to accrual status only when interest and principal payments are brought current and future payments are reasonably assured. Receivable balances are written-off against the allowance for credit losses when it is probable that a loss has been realized. Retail receivables class and finance lease receivables class are not placed generally on nonaccrual status when principal or interest is 90 days or more past due. However, these receivables are generally written-off against the allowance for credit losses when payments due are no longer expected to be received or the account is 120 days contractually past due, whichever occurs first.

As of March 31, 2011 and 2012, finance receivables on nonaccrual status were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Retail	¥2,633	¥2,822	$34
Finance leases	1,136	958	12
Wholesale	6,722	5,485	67
Real estate	14,437	11,736	143
Working capital	272	37	0

	¥25,200	¥21,038	$256

As of March 31, 2011 and 2012, finance receivables past due over 90 days and still accruing were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Retail	¥23,734	¥24,263	$295
Finance leases	4,484	7,674	94

	¥28,218	¥31,937	$389

Allowance for credit losses

Allowance for credit losses -

Allowance for credit losses is established to cover probable losses on finance receivables and vehicles and equipment on operating leases, resulting from the inability of customers to make required payments. Provision for credit losses is included in selling, general and administrative expenses.

The allowance for credit losses is based on a systematic, ongoing review and evaluation performed as part of the credit-risk evaluation process, historical loss experience, the size and composition of the portfolios, current economic events and conditions, the estimated fair value and adequacy of collateral and other pertinent factors. Vehicles and equipment on operating leases are not within the scope of accounting guidance governing the disclosure of portfolio segments.

Retail receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on retail receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors.

Finance lease receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on finance lease receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors such as used car markets.

Wholesale and other dealer loan receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on wholesale and other dealer loan receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by financial conditions of the dealers, terms of collateral setting, current economic events and conditions and other pertinent factors.

Toyota establishes specific reserves to cover the estimated losses on individually impaired receivables within the wholesale and other dealer loan receivables portfolio segment. Specific reserves on impaired receivables are determined by the present value of expected future cash flows or the fair value of collateral when it is probable that such receivables will be unable to be fully collected. The fair value of the underlying collateral is used if the receivable is collateral-dependent. The receivable is determined collateral-dependent if the repayment of the loan is expected to be provided by the underlying collateral. For the receivables in which the fair value of the underlying collateral was in excess of the outstanding balance, no allowance was provided.

Troubled debt restructurings in the retail receivables and finance lease receivables portfolio segments are specifically identified as impaired and aggregated with their respective portfolio segments when determining the allowance for credit losses. Impaired loans in the retail receivables and finance lease receivables portfolio segments are insignificant for individual evaluation and Toyota has determined that allowance for credit losses for each of the retail receivables and finance lease receivables portfolio segments would not be materially different if they had been individually evaluated for impairment.

Specific reserves on impaired receivables within the wholesale and other dealer loan receivables portfolio segment are recorded by an increase to the allowance for credit losses based on the related measurement of impairment. Related collateral, if recoverable, is repossessed and sold and the account balance is written-off.

Any shortfall between proceeds received and the carrying cost of repossessed collateral is charged to the allowance. Recoveries are reversed from the allowance for credit losses.

Allowance for residual value losses

Allowance for residual value losses -

Toyota is exposed to risk of loss on the disposition of off-lease vehicles to the extent that sales proceeds are not sufficient to cover the carrying value of the leased asset at lease termination. Toyota maintains an allowance to cover probable estimated losses related to unguaranteed residual values on its owned portfolio. The allowance is evaluated considering projected vehicle return rates and projected loss severity. Factors considered in the determination of projected return rates and loss severity include historical and market information on used vehicle sales, trends in lease returns and new car markets, and general economic conditions. Management evaluates the foregoing factors, develops several potential loss scenarios, and reviews allowance levels to determine whether reserves are considered adequate to cover the probable range of losses.

The allowance for residual value losses is maintained in amounts considered by Toyota to be appropriate in relation to the estimated losses on its owned portfolio. Upon disposal of the assets, the allowance for residual losses is adjusted for the difference between the net book value and the proceeds from sale.

Inventories

Inventories -

Inventories are valued at cost, not in excess of market, cost being determined on the “average-cost” basis, except for the cost of finished products carried by certain subsidiary companies which is determined on the “specific identification” basis or “last-in, first-out” (“LIFO”) basis. Inventories valued on the LIFO basis totaled ¥151,183 million and ¥220,582 million ($2,684 million) at March 31, 2011 and 2012, respectively. Had the “first-in, first-out” basis been used for those companies using the LIFO basis, inventories would have been ¥57,943 million and ¥56,799 million ($691 million) higher than reported at March 31, 2011 and 2012, respectively.

Property, plant and equipment

Property, plant and equipment -

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations. Depreciation of property, plant and equipment is mainly computed on the declining-balance method for the parent company and Japanese subsidiaries and on the straight-line method for foreign subsidiary companies at rates based on estimated useful lives of the respective assets according to general class, type of construction and use. The estimated useful lives range from 2 to 65 years for buildings and from 2 to 20 years for machinery and equipment.

Vehicles and equipment on operating leases to third parties are originated by dealers and acquired by certain consolidated subsidiaries. Such subsidiaries are also the lessors of certain property that they acquire directly. Vehicles and equipment on operating leases are depreciated primarily on a straight-line method over the lease term, generally from 2 to 5 years, to the estimated residual value. Incremental direct costs incurred in connection with the acquisition of operating lease contracts are capitalized and amortized on a straight-line method over the lease term.

Long-lived assets

Long-lived assets -

Toyota reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded is calculated by the excess of the carrying value of the asset group over its fair value. Fair value is determined mainly using a discounted cash flow valuation method.

Goodwill and intangible assets

Goodwill and intangible assets -

Goodwill is not material to Toyota’s consolidated balance sheets.

Intangible assets consist mainly of software. Intangible assets with a definite life are amortized on a straight-line basis with estimated useful lives mainly of 5 years. Intangible assets with an indefinite life are tested for impairment whenever events or circumstances indicate that a carrying amount of an asset (asset group) may not be recoverable.

An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows used in determining the fair value of the asset. The amount of the impairment loss to be recorded is generally determined by the difference between the fair value of the asset using a discounted cash flow valuation method and the current book value.

Employee benefit obligations

Employee benefit obligations -

Toyota has both defined benefit and defined contribution plans for employees’ retirement benefits. Retirement benefit obligations are measured by actuarial calculations in accordance with U.S.GAAP. The funded status of the defined benefit postretirement plans is recognized on the consolidated balance sheets as prepaid pension and severance costs or accrued pension and severance costs, and the funded status change is recognized in the year in which it occurs through other comprehensive income.

Environmental matters

Environmental matters -

Environmental expenditures relating to current operations are expensed or capitalized as appropriate. Expenditures relating to existing conditions caused by past operations, which do not contribute to current or future revenues, are expensed. Liabilities for remediation costs are recorded when they are probable and reasonably estimable, generally no later than the completion of feasibility studies or Toyota’s commitment to a plan of action. The cost of each environmental liability is estimated by using current technology available and various engineering, financial and legal specialists within Toyota based on current law. Such liabilities do not reflect any offset for possible recoveries from insurance companies and are not discounted. There were no material changes in these liabilities for all periods presented.

Income taxes

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statement of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

Derivative financial instruments

Derivative financial instruments -

Toyota employs derivative financial instruments, including forward foreign currency exchange contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. Toyota does not use derivatives for speculation or trading purposes. Changes in the fair value of derivatives are recorded each period in current earnings or through other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and the type of hedge transaction. The ineffective portion of all hedges is recognized currently in operations.

Net income attributable to Toyota Motor Corporation per share

Net income attributable to Toyota Motor Corporation per share -

Basic net income attributable to Toyota Motor Corporation per common share is calculated by dividing net income attributable to Toyota Motor Corporation by the weighted-average number of shares outstanding during the reported period. The calculation of diluted net income attributable to Toyota Motor Corporation per common share is similar to the calculation of basic net income attributable to Toyota Motor Corporation per share, except that the weighted-average number of shares outstanding includes the additional dilution from the assumed exercise of dilutive stock options.

Stock-based compensation	Stock-based compensation - Toyota measures compensation expense for its stock-based compensation plan based on the grant-date fair value of the award, and accounts for the award.
Other comprehensive income

Other comprehensive income -

Other comprehensive income refers to revenues, expenses, gains and losses that, under U.S.GAAP are included in comprehensive income, but are excluded from net income as these amounts are recorded directly as an adjustment to shareholders’ equity. Toyota’s other comprehensive income is primarily comprised of unrealized gains/losses on marketable securities designated as available-for-sale, foreign currency translation adjustments and adjustments attributed to pension liabilities or minimum pension liabilities associated with Toyota’s defined benefit pension plans.

Accounting changes

Accounting changes -

In October 2009, FASB issued updated guidance of accounting for and disclosure of revenue recognition with multiple deliverables. This guidance allows the use of estimated selling price for determining the selling price of deliverables, eliminates the residual method of allocation and expands the disclosures related to a vendor’s multiple-deliverable revenue arrangements. Toyota adopted this guidance for revenue arrangements entered into or materially modified in the fiscal year begun on or after June 15, 2010. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.

In April 2011, FASB issued updated guidance to clarify the accounting for and disclosures about troubled debt restructurings by creditors. This guidance provides the criteria as to whether a loan modification constitutes a troubled debt restructuring and requires additional disclosures about troubled debt restructurings. Toyota adopted this guidance from the fiscal year ended March 31, 2012. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements. For a further discussion of additional disclosures by adoption of this guidance, please see note 7 to Toyota’s consolidated financial statements.

In May 2011, FASB issued updated guidance on fair value measurement and disclosure requirements. This guidance is the amendment to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. Consequently, this guidance changes some fair value measurement principles and enhances the disclosure requirements. Toyota adopted this guidance from the fiscal year ended March 31, 2012. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements. For a further discussion of additional disclosures by adoption of this guidance, please see notes 21 and 26 to Toyota’s consolidated financial statements.

Recent pronouncements to be adopted in future periods

Recent pronouncements to be adopted in future periods -

In June 2011, FASB issued updated guidance of presentation of comprehensive income. This guidance requires to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance is effective for fiscal year, and interim period within the fiscal year, beginning after December 15, 2011. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

In December 2011, FASB issued updated guidance of disclosures about offsetting assets and liabilities. This guidance requires additional disclosures about gross and net information for assets and liabilities including financial instruments eligible for offset in the balance sheets. This guidance is effective for fiscal year beginning on or after January 1, 2013, and for interim period within the fiscal year. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

Reclassifications	Reclassifications - Certain prior year amounts have been reclassified to conform to the presentations as of and for the year ended March 31, 2012.